RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits
Net assets available for benefits per the financial statements	$ 1,607,206,943	$ 1,410,779,043
Adjustment from contract value to fair value for fully benefit- responsive investment contracts	(2,326,458)	(4,427,842)
Net assets available for benefits per the Form 5500	1,604,880,485	$ 1,406,351,201
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Net change in net assets available for benefits per the financial statements	196,427,900
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	4,427,842
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(2,326,458)
Net income per the Form 5500	$ 198,529,284